FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT - Schedule of Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	$ 1,554,680	$ 1,347,831
Derivative liabilities	230,881	162,935
Lease liabilities	98,954	80,366	$ 46,728
Reclamation and closure costs	234,303	$ 142,146	$ 134,980
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	294,169
Loans and borrowings	1,911,949
Derivative liabilities	58,490
Lease liabilities	117,643
Other financial liabilities	226,064
Reclamation and closure costs	390,113
Purchase commitments	88,728
Other operating commitments	64,127
Total	3,151,283
Liquidity risk | Within 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	294,169
Loans and borrowings	265,200
Derivative liabilities	58,473
Lease liabilities	30,707
Other financial liabilities	51,860
Reclamation and closure costs	4,859
Purchase commitments	88,564
Other operating commitments	3,225
Total	797,057
Liquidity risk | 1-2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	446,205
Derivative liabilities	17
Lease liabilities	26,428
Other financial liabilities	53,735
Reclamation and closure costs	15,408
Purchase commitments	164
Other operating commitments	3,225
Total	545,182
Liquidity risk | 2-3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	382,008
Derivative liabilities	0
Lease liabilities	19,472
Other financial liabilities	53,017
Reclamation and closure costs	21,171
Purchase commitments	0
Other operating commitments	3,225
Total	478,893
Liquidity risk | 3-4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	782,009
Derivative liabilities	0
Lease liabilities	12,477
Other financial liabilities	40,888
Reclamation and closure costs	10,871
Purchase commitments	0
Other operating commitments	3,225
Total	849,470
Liquidity risk | 4–5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	36,527
Derivative liabilities	0
Lease liabilities	22,732
Other financial liabilities	24,678
Reclamation and closure costs	5,616
Purchase commitments	0
Other operating commitments	51,227
Total	140,780
Liquidity risk | Thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	0
Derivative liabilities	0
Lease liabilities	5,827
Other financial liabilities	1,886
Reclamation and closure costs	332,188
Purchase commitments	0
Other operating commitments	0
Total	$ 339,901